STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (35,010)	$ 3,706,851	$ 3,671,841
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrants	0	(4,086,833)	(4,086,833)
Change in operating assets and liabilities:
Other assets		(91,000)	(91,000)
Franchise tax accrual	0	151,551	151,551
Accounts payable and accrued expenses	35,000	126,042	161,042
Net cash used in operating activities	(10)	(193,389)	(193,399)
Cash flows from investing activities
Proceeds deposited into Trust Account	0	(75,100,000)	(75,100,000)
Interest on Trust Account	0	(56,140)	(56,140)
Net cash used in investing activities	0	(75,156,140)	(75,156,140)
Cash flows from financing activities
Proceeds from sale of common stock through Public Offering	0	75,000,000	75,000,000
Proceeds from the sale of common stock to Sponsor	25,000	0	25,000
Proceeds from the sale of common stock to Chairman	0	100,000	100,000
Proceeds from Sponsor to purchase warrants	0	3,125,000	3,125,000
Proceeds from notes payable - related party	100,000	70,000	170,000
Repayment of notes payable - related party	0	(170,000)	(170,000)
Payments of offering costs	(85,609)	(2,350,643)	(2,436,252)
Net cash provided by financing activities	39,391	75,774,357	75,813,748
Net increase in cash	39,381	424,828	464,209
Cash and cash equivalents, beginning of period	0	39,381	0
Cash and cash equivalents, end of period	39,381	464,209	464,209
Supplemental schedule of non-cash financing activities:
Deferred underwriter fee payable	0	2,250,000	2,250,000
Deferred offering costs	$ 175,000	$ 0	$ 0